Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

March 6, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 002-90946)

on behalf of Eaton Vance Tax-Managed International Equity Fund (now Parametric Tax-Managed International Equity Fund) (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated February 14, 2013 to the Summary Prospectus dated March 1, 2012 as revised December 13, 2012 of the Fund.  The purpose of the filing is to submit the 497(e) filing dated February 14, 2013 in XBRL for the Fund.

If you have any questions concerning the foregoing, kindly call the undersigned at (617) 672-8509.

Very truly yours,

/s/ Deanna R. Berry

Deanna R. Berry

Assistant Vice President